Loans - Disclosure of Loans and Receivables (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about borrowings [line items]
Unearned income	$ 469	$ 421
Gross amount	390,856	373,035
Denominated in U.S. dollars [member]
Disclosure of detailed information about borrowings [line items]
Gross amount	69,500	61,000
Denominated in other foreign currencies [member]
Disclosure of detailed information about borrowings [line items]
Gross amount	6,700	4,800
Residential mortgages [member] | Trading loans [member]
Disclosure of detailed information about borrowings [line items]
Gross amount	60	12
Business and government [member] | Trading loans [member]
Disclosure of detailed information about borrowings [line items]
Gross amount	$ 21,182	$ 16,424